Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Small Cap Value Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.42%♣
Consumer Discretionary — 9.42%
Academy Sports & Outdoors	246,300	$ 13,903,635
Acushnet Holdings	126,450	11,820,546
Boyd Gaming	178,600	14,677,348
Choice Hotels International	103,100	10,670,850
Columbia Sportswear	81,400	4,461,534
Group 1 Automotive	53,400	17,655,642
KB Home	255,050	13,198,837
M/I Homes †	99,100	12,134,795
Meritage Homes	222,800	13,777,952
OneSpaWorld Holdings	535,550	12,290,872
Patrick Industries	101,350	11,256,945
Steven Madden	375,800	12,747,136
Texas Roadhouse	57,800	9,545,092
Winnebago Industries	162,900	5,048,271
		163,189,455
Consumer Staples — 0.97%
J & J Snack Foods	56,750	4,498,572
Performance Food Group †	143,303	12,275,335
		16,773,907
Energy — 9.85%
Gulfport Energy †	130,350	27,578,149
International Seaways	278,000	20,260,640
Kinetik Holdings	280,850	13,595,949
Kodiak Gas Services	492,900	28,745,928
Liberty Energy	440,450	12,684,960
Magnolia Oil & Gas Class A	661,200	20,874,084
Matador Resources	410,070	25,908,223
Noble	428,000	21,001,960
		170,649,893
Financials — 28.00%
Amalgamated Financial	380,850	14,803,640
Assurant	80,350	17,501,033
Axis Capital Holdings	272,250	27,608,872
Bank of NT Butterfield & Son	401,050	21,047,104
Bread Financial Holdings	232,100	17,381,969
Columbia Banking System	927,283	25,435,373
ConnectOne Bancorp	274,200	7,340,334
Eastern Bankshares	995,100	19,464,156
Essent Group	323,150	18,884,886
F&G Annuities & Life	408,600	10,345,752
First Financial Bancorp	1,102,950	30,750,246
FNB	1,644,550	27,496,876
Hancock Whitney	451,850	28,733,141
Hanover Insurance Group	91,400	15,844,190
Hope Bancorp	1,422,870	15,893,458
Merchants Bancorp	355,150	15,239,487
Old National Bancorp	1,269,600	28,058,160
Ridgepost Capital Class A	1,188,240	8,626,622
Selective Insurance Group	213,840	16,121,398
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
SLM	563,400	$ 12,062,394
Stifel Financial	351,825	26,006,904
Valley National Bancorp	2,569,450	31,552,846
Voya Financial	236,200	16,137,184
Webster Financial	183,233	12,720,035
WesBanco	583,700	20,131,813
		485,187,873
Healthcare — 2.31%
Bruker	216,350	7,814,562
ICU Medical †	97,200	12,553,380
Integer Holdings †	71,300	6,274,400
Merit Medical Systems †	145,200	10,008,636
Prestige Consumer Healthcare †	56,150	3,328,010
		39,978,988
Industrials — 20.20%
CACI International Class A †	47,800	25,996,986
Centuri Holdings †	613,987	17,934,560
Everus Construction Group †	91,575	10,811,345
Gates Industrial †	871,650	19,708,006
Griffon	249,850	18,159,098
Helios Technologies	206,450	13,359,380
Herc Holdings	152,950	15,226,172
Huron Consulting Group †	100,950	12,870,116
ITT	125,730	23,955,337
KBR	331,225	12,208,954
Kirby †	102,750	13,653,420
Leonardo DRS	418,400	18,627,168
MasTec †	91,746	29,518,358
Nextpower Class A †	85,232	10,274,718
Regal Rexnord	114,440	21,430,034
Saia †	26,350	9,256,228
Terex	365,900	21,624,690
Timken	247,350	24,875,989
Werner Enterprises	59,200	1,741,072
WESCO International	61,800	16,909,716
Zurn Elkay Water Solutions	267,250	11,983,490
		350,124,837
Information Technology — 7.02%
ACI Worldwide †	326,800	13,402,068
Allegro MicroSystems †	633,250	19,966,373
Belden	160,015	18,374,522
Diodes †	190,450	13,000,117
N-able †	1,402,765	6,550,913
TD SYNNEX	131,150	22,126,316
TTM Technologies †	290,412	28,291,937
		121,712,246
NQ-F2 [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 5.88%
Ashland	156,450	$ 8,700,185
Avient	397,300	14,421,990
Axalta Coating Systems †	292,700	8,107,790
Constellium †	621,450	15,275,241
HB Fuller	206,050	12,709,164
Knife River †	124,100	10,132,765
Louisiana-Pacific	210,616	15,322,314
Ryerson Holding	291,503	6,552,987
Silgan Holdings	273,850	10,625,380
		101,847,816
Real Estate — 8.82%
Agree Realty	293,000	22,086,340
Apple Hospitality REIT	1,330,850	15,318,083
Centerspace	157,000	9,019,650
Independence Realty Trust	1,137,420	16,936,184
Kite Realty Group Trust	849,473	20,854,562
LXP Industrial Trust	380,110	17,583,889
National Health Investors	285,000	23,045,100
Newmark Group Class A	726,909	10,896,366
Sabra Health Care REIT	894,700	17,205,081
		152,945,255
Utilities — 5.95%
Black Hills	262,660	18,231,231
MDU Resources Group	853,600	17,686,592
New Jersey Resources	365,200	20,056,784
OGE Energy	528,600	25,351,656
Southwest Gas Holdings	250,050	21,729,345
		103,055,608
Total Common Stocks (cost $1,213,847,087)		1,705,465,878

Short-Term Investments — 1.69%
Money Market Mutual Funds — 1.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	7,313,319	7,313,319
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	7,313,320	$ 7,313,320
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	7,313,320	7,313,320
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	7,313,320	7,313,320
Total Short-Term Investments (cost $29,253,279)		29,253,279

Total Value of Securities—100.11% (cost $1,243,100,366)		1,734,719,157
Liabilities Net of Receivables and Other Assets—(0.11%)		(1,880,424)
Net Assets Applicable to 41,056,713 Shares Outstanding—100.00%		$1,732,838,733
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-F2 [0326] 0526 (5459500)